SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Medical Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 6 months
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years